Consolidated Balance Sheets (Parentheticals) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized (in Shares)	600,000,000	600,000,000
Common stock, shares issued (in Shares)	1,232,052	25,844
Common stock, shares outstanding (in Shares)	1,232,052	25,844
Series A convertible preferred stock
Convertible preferred stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Convertible preferred stock, shares authorized (in Shares)	0	4,350,314
Convertible preferred stock, shares issued (in Shares)	0	4,350,314
Convertible preferred stock, shares outstanding (in Shares)	0	4,350,314
Convertible preferred stock, liquidation preference		$ 5,307
Series B convertible preferred stock
Convertible preferred stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Convertible preferred stock, shares authorized (in Shares)	0	5,293,175
Convertible preferred stock, shares issued (in Shares)	0	5,293,175
Convertible preferred stock, shares outstanding (in Shares)	0	5,293,175
Convertible preferred stock, liquidation preference		$ 13,815
Series C/C-1 convertible preferred stock
Convertible preferred stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Convertible preferred stock, shares authorized (in Shares)	0	8,220,445
Convertible preferred stock, shares issued (in Shares)	0	8,220,445
Convertible preferred stock, shares outstanding (in Shares)	0	8,220,445
Convertible preferred stock, liquidation preference		$ 45,062
Undesignated preferred stock
Undesignated preferred stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Undesignated preferred stock, shares authorized (in Shares)	1,000,000	1,000,000
Undesignated preferred stock, shares issued (in Shares)	0	0
Undesignated preferred stock, shares outstanding (in Shares)	0	0
Related Party
Convertible debt notes payable to related party	$ 4,160	$ 25,056
Promissory notes payable to related party	$ 400	$ 850